Note 11 - Interest and Finance Costs, Net	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Text Block]

14. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of operations are as follows:

For the year ended December 31, 2025
Interest expense	$8,144
Amortization and write-off of financing costs	881
Bank charges and other financing costs	671
Total	$9,696

During the period from September 29 to December 31, 2023 and the year ended December 31, 2024, interest and finance costs were nil.

Costamare Bulkers Holdings Limited Predecessor [Member]
Interest and Finance Costs [Text Block]

11. Interest and Finance Costs, net:

The Interest and finance costs in the accompanying predecessor combined carve-out statements of operations are as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
Interest expense	$25,540	$22,885	$6,669
Derivatives’ effect	(4,989)	(4,231)	-
Amortization and write-off of financing costs	972	1,369	401
Amortization of excluded component related to cash flow hedges	1,661	1,975	-
Bank charges and other financing costs	1,622	1,505	243
Total	$24,806	$23,503	$7,313